Document And Entity Information	Sep. 20, 2024
Document Information [Line Items]
Entity, Registrant Name	Vapotherm, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 20, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38740
Entity, Tax Identification Number	46-2259298
Entity, Address, Address Line One	100 Domain Drive
Entity, Address, City or Town	Exeter
Entity, Address, State or Province	NH
Entity, Address, Postal Zip Code	03833
City Area Code	603
Local Phone Number	658-0011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001253176